INTANGIBLE ASSETS AND GOODWILL (Intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	$ 253,319	$ 253,319
Balance, end of period	3,021,414	253,319
Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	597,424	595,011
Additions	8,589	5,153
Additions through business acquisitions	2,780,494
Disposals	5,268	2,740
Balance, end of period	3,381,239	597,424
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(344,105)	(333,592)
Disposals	(921)	(2,727)
Amortization (note 22)	16,641	13,240
Balance, end of period	(359,825)	(344,105)
Customer contracts and customer relationships
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		33,544
Balance, end of period	821,271
Customer contracts and customer relationships | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	224,489	224,489
Additions	0	0
Additions through business acquisitions	799,000
Disposals	0	0
Balance, end of period	1,023,489	224,489
Customer contracts and customer relationships | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(190,945)	(183,251)
Disposals	0	0
Amortization (note 22)	11,273	7,694
Balance, end of period	(202,218)	(190,945)
License agreements
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		0
Balance, end of period	0
License agreements | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	70,450	70,450
Additions	0	0
Additions through business acquisitions	0
Disposals	0	0
Balance, end of period	70,450	70,450
License agreements | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(70,450)	(70,040)
Disposals	0	0
Amortization (note 22)	0	410
Balance, end of period	(70,450)	(70,450)
Computer software
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		16,083
Balance, end of period	25,451
Computer software | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	76,313	73,900
Additions	8,589	5,153
Additions through business acquisitions	10,494
Disposals	5,268	2,740
Balance, end of period	90,128	76,313
Computer software | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(60,230)	(57,821)
Disposals	(921)	(2,727)
Amortization (note 22)	5,368	5,136
Balance, end of period	(64,677)	(60,230)
Trademarks
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		203,692
Balance, end of period	2,174,692
Trademarks | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	226,172	226,172
Additions	0	0
Additions through business acquisitions	1,971,000
Disposals	0	0
Balance, end of period	2,197,172	226,172
Trademarks | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(22,480)	(22,480)
Disposals	0	0
Amortization (note 22)	0	0
Balance, end of period	$ (22,480)	$ (22,480)